          Payden U.S. Government Fund

Schedule of Investments - January 31, 2021 (Unaudited)
Principal or Shares	Security Description	Value (000)
Asset Backed (2%)
996,905	Fannie Mae Grantor Trust 2017-T1,
	2.90%, 6/25/27
	(Cost - $1,011)	$1,105
FDIC Guaranteed (1%)
297,289	FDIC Guaranteed Notes Trust 2010-S1 144A,
	3.25%, 4/25/38 (a)	302
Mortgage Backed (89%)
1,062,627	FG C91912 20YR, 3.00%, 2/01/37	1,123
60,174	FH 2B0709 ARM, (12 mo. LIBOR USD
	+ 1.750%), 2.57%, 8/01/42 (b)	63
122,156	FH 2B0972 ARM, (12 mo. LIBOR USD
	+ 1.770%), 2.21%, 11/01/42 (b)	128
98,687	FH 2B1333 ARM, (12 mo. LIBOR USD
	+ 1.650%), 3.43%, 4/01/43 (b)	103
662,755	FH 2B4763 ARM, (12 mo. LIBOR USD
	+ 1.620%), 2.16%, 10/01/45 (b)	688
112,988	FH 849486 ARM, (12 mo. LIBOR USD
	+ 1.874%), 2.96%, 8/01/41 (b)	119
510,914	FH 849506 ARM, (12 mo. LIBOR USD
	+ 1.611%), 2.90%, 11/01/44 (b)	530
905,785	FHLMC Multifamily Structured Pass-Through
	Certificates, (1 mo. LIBOR USD + 0.360%),
	0.49%, 7/25/24 (b)	908
1,000,000	FHLMC Multifamily Structured Pass-Through
	Certificates, 0.70%, 4/25/29 (c)	986
954,189	FHLMC Multifamily Structured Pass-Through
	Certificates, 1.16%, 5/25/50 (c)	966
1,250,000	FHLMC Multifamily Structured Pass-Through
	Certificates, 2.95%, 7/25/24	1,348
1,000,000	FHLMC Multifamily Structured Pass-Through
	Certificates, 3.06%, 8/25/24 (c)	1,087
1,000,000	FHLMC Multifamily Structured Pass-Through
	Certificates, 3.32%, 2/25/23 (c)	1,057
293,747	FN 890434 15YR, 3.00%, 7/01/27	315
594,451	FN AH3394 30YR, 4.00%, 1/01/41	654
146,477	FN AI4019 ARM, (12 mo. LIBOR USD
	+ 1.750%), 2.70%, 7/01/41 (b)	153
999,969	FN AL2095 15YR, 3.00%, 6/01/27	1,071
643,969	FN AL2221 15YR, 3.00%, 7/01/27	690
132,906	FN AL5596 ARM, (12 mo. LIBOR USD
	+ 1.552%), 2.50%, 2/01/44 (b)	138
142,433	FN AL5790 ARM, (12 mo. LIBOR USD
	+ 1.566%), 2.07%, 10/01/44 (b)	148
163,361	FN AL5967 ARM, (12 mo. LIBOR USD
	+ 1.576%), 2.09%, 11/01/44 (b)	169
614,348	FN AL7648 ARM, (12 mo. LIBOR USD
	+ 1.585%), 2.60%, 10/01/45 (b)	640
376,008	FN AO7975 15YR, 3.00%, 6/01/27	403
426,099	FN AP4746 15YR, 3.00%, 8/01/27	456
897,380	FN AS1745 15YR, 3.00%, 2/01/29	968
781,642	FN AS4186 15YR, 2.50%, 1/01/30	833
371,300	FN AS6443 15YR, 3.00%, 12/01/30	398
720,283	FN AS8013 15YR, 2.50%, 9/01/31	774
1,071,365	FN AS8592 15YR, 2.50%, 1/01/32	1,149

Principal or Shares	Security Description	Value (000)

101,197	FN AU6974 ARM, (12 mo. LIBOR USD
	+ 1.580%), 2.04%, 11/01/43 (b)	$105
228,121	FN AU8673 ARM, (12 mo. LIBOR USD
	+ 1.530%), 3.53%, 2/01/44 (b)	236
838,129	FN AZ2886 ARM, (12 mo. LIBOR USD
	+ 1.600%), 2.63%, 9/01/45 (b)	875
664,898	FN AZ4380 ARM, (12 mo. LIBOR USD
	+ 1.590%), 2.36%, 8/01/45 (b)	691
753,219	FN BD2473 ARM, (12 mo. LIBOR USD
	+ 1.620%), 2.46%, 1/01/47 (b)	784
488,801	FN BE7522 15YR, 2.50%, 2/01/32	514
1,018,003	FN BM3938 15YR, 3.50%, 4/01/33	1,122
803,202	FN BM4153 15YR, 3.00%, 6/01/33	867
665,247	FN BO3231 ARM, (12 mo. LIBOR USD
	+ 1.620%), 2.72%, 10/01/49 (b)	699
926,121	FN BP6814 ARM, (12 mo. LIBOR USD
	+ 1.610%), 2.29%, 5/01/50 (b)	972
799,807	FN CA4462 15YR, 3.00%, 11/01/34	875
926,654	FN CA6242 15YR, 2.00%, 7/01/35	969
1,000,000	FN FM5537 15YR, 2.00%, 1/01/36	1,045
790,668	FN MA2868 15YR, 2.50%, 1/01/32	833
1,044,293	FN MA4012 15YR, 2.00%, 5/01/35	1,092
1,134,913	FN MA4042 15YR, 2.00%, 6/01/35	1,186
4,000,000	FNCL 15YR, 2.00%, TBA (d)	4,178
138,511	FNR 2002-10-FA, (1 mo. LIBOR USD
	+ 0.750%), 0.88%, 2/25/32 (b)	140
979,343	FR QN3917 15YR, 2.00%, 10/01/35	1,024
924,258	FRESB 2020-SB78 Mortgage Trust,
	0.82%, 6/25/40 (c)	932
998,781	FRESB 2020-SB79 Mortgage Trust,
	0.80%, 7/25/40 (c)	1,004
615,014	G2 778200, 4.00%, 2/20/32	668
411,437	G2 778203, 4.75%, 2/20/32	455
994,322	G2 AD0857, 3.75%, 9/20/33	1,070
332,669	G2 AY5132, 3.25%, 7/20/37	350
681,706	G2 AY5138, 3.25%, 12/20/37	724
666,457	GN 728153, 5.50%, 10/15/29	735
327,222	GN 737791 30YR, 4.50%, 12/15/40	372
4,006,752	GNR 2014-79 ST, 2.29%, 7/20/29 (c)	52
Total Mortgage Backed (Cost - $42,104)		42,634

U.S. Treasury (14%)
6,800,000	U.S. Treasury Bill, 0.04%, 2/16/21 (e)
	(Cost - $6,800)	6,800

Investment Company (3%)
1,216,006	Payden Cash Reserves Money Market Fund *
	(Cost - $1,216)	1,216
Total Investments (Cost - $51,429) (109%)		52,057
Liabilities in excess of Other Assets (-9%)		(4,205)

Net Assets (100%)		$47,852

1   Payden Mutual Funds

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2021.
(c)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security was purchased on a delayed delivery basis.
(e)	Yield to maturity at time of purchase.

2